Segment information - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	$ 15,574	$ 14,529
Operating Segments | OEM
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	13,285	11,178
Operating Segments | IAM
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	1,613	2,754
Corporate
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	$ 676	$ 597